Average Annual Total Returns - Great-West Lifetime 2015 Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) SinceInception	Institutional Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Service OneYear	Service FiveYears	Service TenYears	Service SinceInception	Service MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) OneYear	Service MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) FiveYears	Service MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) TenYears	Service MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) SinceInception	Service Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) OneYear	Service Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) FiveYears	Service Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) TenYears	Service Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) OneYear	L MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) FiveYears	L MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) TenYears	L MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) SinceInception	L Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) OneYear	L Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) TenYears	L Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	11.47%	8.20%		6.58%	May 01, 2015	16.25%	12.26%		9.27%	12.67%	8.56%		6.74%	11.00%	7.81%	6.85%		11.01%	7.72%	6.78%		16.25%	12.26%	9.13%		12.67%	8.56%	7.08%		10.74%			7.41%	Apr. 22, 2016	16.25%			12.42%	12.67%			8.27%